Acquisitions - Target Pharmacy Acquisition (Details) $ in Millions		3 Months Ended	12 Months Ended
	Dec. 16, 2015 USD ($) clinic state pharmacy	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) state	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Assets Acquired:
Goodwill			$ 38,106	$ 28,142	$ 26,542
Retail/LTC Segment
Business Acquisition [Line Items]
Number of states pharmacies operated | state			49
Assets Acquired:
Goodwill			$ 16,421	$ 6,908	$ 6,884
Target Pharmacy Acquisition
Business Acquisition [Line Items]
Consideration transferred	$ 1,900
Contingent consideration, liability	$ 50
Contingent consideration, liability term	3 years
Assets Acquired:
Accounts receivable	$ 2
Inventories	472
Property and equipment	9
Intangible assets	490
Goodwill	916
Total cash consideration	$ 1,889
Acquisition related costs			$ 26
Target Pharmacy Acquisition | Scenario, Forecast
Assets Acquired:
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Inventory		$ 21
Target Pharmacy Acquisition | Customer Relationships
Assets Acquired:
Finite-Lived intangible asset, useful life (in years)	13 years
Target Pharmacy Acquisition | Retail/LTC Segment
Business Acquisition [Line Items]
Number of pharmacies acquired | pharmacy	1,672
Number of states pharmacies operated | state	47
Number of clinics acquired | clinic	79